S000018145 [Member] Expense Example - iShares MSCI Europe Small-Cap ETF - iShares MSCI Europe Small-Cap ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	$ 518